EQUITY (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Equity [Abstract]
Schedule of warrants issued and outstanding

Below is a table summarizing the warrants issued and outstanding as of March 31, 2019 (“Price” reflects the weighted average exercise price per share):

	Warrants	Price
Outstanding at September 30, 2018	805,968	$24.39
Granted
Investor warrants	—	—
Stock-based compensation warrants	—	—
Exercised
Investor warrants	—	—
Stock-based compensation warrants	—	—
Forfeited or expired
Investor warrants	—	—
Stock-based compensation warrants	(1,028)	157.60
Outstanding at March 31, 2019	804,940	$24.22
Exercisable at March 31, 2019	804,940	$24.22

Below is a table summarizing the warrants issued and outstanding as of September 30, 2018 and 2017:

	Warrants	Price
Outstanding at September 30, 2016	30,810	$101.60
Granted
Investor warrants	1,000,128	31.20
Stock-based compensation warrants	—	—
Exercised
Investor warrants	—	—
Stock-based compensation warrants	—	—
Forfeited or expired
Investor warrants	(210,667)	60.60
Stock-based compensation warrants	(11,303)	147.40
Outstanding at September 30, 2017	808,968	$24.60
Granted
Investor warrants	—	—
Stock-based compensation warrants	12,500	20.00
Exercised
Investor warrants	(13,500)	20.00
Stock-based compensation warrants	—	—
Forfeited or expired
Investor warrants	—	—
Stock-based compensation warrants	(2,000)	86.40
Outstanding at September 30, 2018	805,968	$24.39
Exercisable at September 30, 2018	805,968	$24.39

Schedule of stock option activity

Below is a table summarizing the Company’s activity for the six month period ended March 31, 2019 (“Price” reflects the weighted average exercise price per share):

	Options	Price
Outstanding at September 30, 2018	156,625	$57.86
Granted	—	$—
Exercised	—	$—
Forfeited or expired	—	$—
Outstanding at March 31, 2019	156,625	$57.86
Exercisable at March 31, 2019	124,370	$69.40

Below is a table summarizing the options issued and outstanding as of September 30, 2018 (“Price” reflects the weighted average exercise price per share):

	Year Ended September 30,
	2018		2017
	Options	Price	Options	Price
Outstanding October 1	112,525	$111.60	142,873	$133.20
Granted	82,000	$13.40	37,500	$13.00
Exercised	—	$—	—	$—
Forfeited or expired	(37,900)	$121.00	(67,848)	$102.60
Outstanding September 30	156,625	$57.86	112,525	$111.60
Exercisable September 30	98,375	$84.20	87,762	$120.00
Weighted average fair value per option granted		$8.80		$9.60